Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Beginning Balance	$ 2,107.9	$ 2,173.0
Accumulated impairment losses		(44.5)
Divestiture		(10.6)
Foreign currency translation	5.1	(10.0)
Reclassification to assets held for sale	(5.7)
Ending Balance	2,107.3	2,107.9
Meal Preparation
Goodwill [Roll Forward]
Beginning Balance	1,250.1	1,278.0
Accumulated impairment losses		(11.5)
Divestiture		10.6
Foreign currency translation	2.9	(5.8)
Reclassification to assets held for sale	0.0
Ending Balance	1,253.0	1,250.1
Snacking & Beverages
Goodwill [Roll Forward]
Beginning Balance	857.8	895.0
Accumulated impairment losses		(33.0)
Divestiture		0.0
Foreign currency translation	2.2	(4.2)
Reclassification to assets held for sale	(5.7)
Ending Balance	$ 854.3	$ 857.8